NET INCOME PER UNIT	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
NET INCOME PER UNIT
NET INCOME PER UNIT
Net income per unit is calculated for the Partnership only for periods after the Offering as no units were outstanding prior to May 14, 2014. Earnings in excess of distributions are allocated to the limited partners based on their respective ownership interests. Payments made to PBFX's unitholders are determined in relation to actual distributions declared and are not based on the net income (loss) allocations used in the calculation of net income (loss) per unit.
Diluted net income per unit includes the effects of potentially dilutive units of PBFX's common units that consist of unvested phantom units. For the three and six months ended June 30, 2015 there were 437,485 and 442,375 anti-dilutive phantom units, respectively. For the three and six months ended June 30, 2014 there were 264,000 anti-dilutive phantom units. Basic and diluted net income per unit applicable to subordinated limited partners are the same because there are no potentially dilutive subordinated units outstanding.
In addition to the common and subordinated units, PBFX has also identified the general partner interest and incentive distribution rights as participating securities and uses the two-class method when calculating the net income per unit applicable to limited partners that is based on the weighted-average number of common units outstanding during the period. The Partnership issued 1,210,471 additional common units in 2014 and 1,288,420 in 2015 to PBF LLC in conjunction with the Acquisitions from PBF.
When calculating basic earnings per unit under the two-class method for a master limited partnership, net income for the current reporting period is reduced by the amount of available cash that has been or will be distributed to the general partner, limited partners, and IDR holders for that reporting period. The following table shows the calculation of earnings less distributions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Net income (loss)	$19,804	$2,516	$37,565	$(1,806)
Less distributions declared on:
Limited partner common units - public	6,049	2,573	11,773	2,573
Limited partner common units - PBF LLC	952	12	1,853	12
Limited partner subordinated units - PBF LLC	5,878	2,542	11,438	2,542
Incentive distribution rights - PBF LLC	151	—	181	—
Total distributions declared	13,030	5,127	25,245	5,127
Earnings less distributions	$6,774	$(2,611)	$12,320	$(6,933)

	Three Months Ended June 30, 2015
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	Incentive Distribution Rights - PBF LLC	Total
Net income (loss):
Distributions declared	$6,049	$952	$5,878	$151	$13,030
Earnings less distributions	3,168	168	3,368	70	6,774
Net income (loss)	$9,217	$1,120	$9,246	$221	$19,804

Weighted-average units outstanding - basic	15,834,092	1,942,739	15,886,553
Weighted-average units outstanding - diluted	15,858,690	1,942,739	15,886,553

Net income per limited partner unit - basic	$0.58	$0.58	$0.58
Net income per limited partner unit - diluted	$0.58	$0.58	$0.58

	Three Months Ended June 30, 2014
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	Incentive Distribution Rights - PBF LLC	Total
Net income (loss):
Distributions declared	$2,573	$12	$2,542	$—	$5,127
Earnings less distributions	123	1	166	(2,901)	(2,611)
Net income (loss)	$2,696	$13	$2,708	$(2,901)	$2,516

Weighted-average units outstanding - basic	15,812,500	74,053	15,886,553
Weighted-average units outstanding - diluted	15,813,904	74,053	15,886,553

Net income per limited partner unit - basic	$0.17	$0.17	$0.17
Net income per limited partner unit - diluted	$0.17	$0.17	$0.17

	Six Months Ended June 30, 2015
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	Incentive Distribution Rights - PBF LLC	Total
Net income (loss):
Distributions declared	$11,773	$1,853	$11,438	$181	$25,245
Earnings less distributions	5,454	(84)	5,857	1,093	12,320
Net income (loss)	$17,227	$1,769	$17,295	$1,274	$37,565

Weighted-average units outstanding - basic	15,823,475	1,619,086	15,886,553
Weighted-average units outstanding - diluted	15,836,069	1,619,086	15,886,553

Net income per limited partner unit - basic	$1.09	$1.09	$1.09
Net income per limited partner unit - diluted	$1.09	$1.09	$1.09

	Six Months Ended June 30, 2014
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	Incentive Distribution Rights - PBF LLC	Total
Net income (loss):
Distributions declared	$2,573	$12	$2,542	$—	$5,127
Earnings less distributions	123	1	166	(7,223)	(6,933)
Net income (loss)	$2,696	$13	$2,708	$(7,223)	$(1,806)

Weighted-average units outstanding - basic	15,812,500	74,053	15,886,553
Weighted-average units outstanding - diluted	15,813,904	74,053	15,886,553

Net income per limited partner unit - basic	$0.17	$0.17	$0.17
Net income per limited partner unit - diluted	$0.17	$0.17	$0.17